Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 17, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2020	Dec. 31, 2023	Dec. 21, 2023	Aug. 17, 2023	Aug. 14, 2023	Aug. 02, 2023	Jul. 03, 2023	Dec. 31, 2022	Jun. 28, 2021
Senior Secure Notes Due 2029
Related Party Transaction [Line Items]
Principal amount								$ 35,000,000			$ 35,500,000
Subscription Agreement
Related Party Transaction [Line Items]
Proceeds from issuance of securities	$ 6,000,000
Canada Jetlines Operations Ltd.
Related Party Transaction [Line Items]
Percentage of shares transferred														75.00%
Percentage of shares retained														25.00%
Equity method investment ownership percentage		7.00%	13.00%	7.00%	13.00%		10.00%						13.00%
Other Liabilities		$ 18,000	$ 0	$ 18,000	$ 0		$ 113,012						$ 0
GlobalX Ground Team, LLC
Related Party Transaction [Line Items]
Equity method investment ownership percentage												50.00%
GlobalX 321 Aircraft Acquisition Corp
Related Party Transaction [Line Items]
Equity method investment ownership percentage										100.00%
GlobalX 320 Aircraft Acquisition Corp
Related Party Transaction [Line Items]
Equity method investment ownership percentage									100.00%
One Passenger Aircraft
Related Party Transaction [Line Items]
Advance payments to affiliate						$ 250,000
GlobalX
Related Party Transaction [Line Items]
Expense to related party				0	31,000
Other Liabilities		0	1,000	0	1,000		30,625						33,246
Smartlynx Airlines Malta Limited | Other Assets
Related Party Transaction [Line Items]
Advanced payments							250,000						250,000
Flights flown by global
Related Party Transaction [Line Items]
Expense to related party		0	15,000
Other Liabilities		0	1,000	0	1,000		180,838						0
Flights flown by global | Canada Jetlines Operations Ltd.
Related Party Transaction [Line Items]
Expense to related party		$ 200,000	$ 0	$ 1,300,000	$ 0
Other Liabilities							862,552
S Revista, S Communications and LM & Associates
Related Party Transaction [Line Items]
Other Liabilities							$ 78,450						$ 0